Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of intangible assets, net [Abstract]
AGM domain names	$ 14,800	$ 14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(6,167)	(4,687)
Total intangible assets, net	$ 8,633	$ 10,113